Expense Example - FidelityCapitalAppreciationFund-KPRO - FidelityCapitalAppreciationFund-KPRO - Fidelity Capital Appreciation Fund - Fidelity Capital Appreciation Fund - Class K	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616